Summary of Information About Reported Segments (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Operating income	$ (18,464,980)	$ (13,467,744)
Operating Segments [Member]
Business Combination [Line Items]
Operating income	$ (17,314,510)	$ (13,418,786)
Operating Segments [Member] | Vidello Limited [Member]
Business Combination [Line Items]
Acquisition date	Jan. 31, 2025
Operating income	$ 0